Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Segment reporting

18. Segment reporting

voxeljet operates in two reportable segments—Systems and Services—which reflect the internal organizational and management structure according to the distinct nature of the two businesses. The Systems business derives its revenues from the manufacture and sale of 3D printers, from the sale of consumables, as well as from lease, maintenance and extended warranty agreements with customers, while the Services business provides customized printed products to customers.

The Management Board of voxeljet is the chief operating decision maker. The chief operating decision maker mainly monitors the Company’s revenues and gross profit, as the performance indicators.

The following table summarizes segment reporting for each of the reporting periods ended December 31. As management’s controlling instruments are mainly revenue-based, the reporting information does not include a detailed breakdown of all assets and liabilities by category. The sum of the amounts for the two segments equals the total for the Company for each of the years presented.

SEGMENT REPORTING

	Year Ended December 31,
	2021				2020
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	17,700	9,098	(1,972)	24,826	13,159	9,011	(603)	21,567
third party	15,728	9,098	—		12,556	9,011	—	21,567
inter-segment	1,972	—	(1,972)	—	603	—	(603)	—
Cost of sales	(10,477)	(6,399)		(16,876)	(8,115)	(6,697)		(14,812)
Gross profit	5,251	2,699		7,950	4,441	2,314		6,755
Gross profit in %	33.4%	29.7%		32.0%	35.4%	25.7%		31.3%
Operating Expenses				(19,146)				(18,723)
Other operating expenses				(618)				(2,799)
Other operating income				2,970				1,603
Operating loss				(8,844)				(13,164)
Finance expense				(2,601)				(2,589)
Finance income				924				184
Financial result				(1,677)				(2,405)
Loss before income taxes				(10,521)				(15,569)
Income tax income (expense)				(65)				88
Net loss				(10,586)				(15,481)

	Year Ended December 31,
	2019

	(€ in thousands)
	SYSTEMS	SERVICES
Revenues	13,454	11,148
Gross profit	4,284	2,892
Gross profit in %	31.8%	25.9%

Systems revenues include revenues from the sales of used 3D printers of kEUR 2,601, kEUR 2,328, and kEUR 2,007 for the years ended December 31, 2021, 2020, and 2019, respectively.

Geographic information

REVENUES BY GEOGRAPHICAL REGION

voxeljet’s revenues and non-current assets are presented below by geographic region. For purposes of this presentation, revenues are based on the geographic location of customers and assets are based on their geographic location.

voxeljet’s revenues were generated in the following geographical regions for the years reported:

	Year Ended December 31,
	2021	2020	2019

	(€ in thousands)
EMEA	12,228	11,466	11,265
Germany	4,269	4,647	4,474
France	1,391	841	1,314
Great Britain	1,413	963	1,224
Others	5,155	5,015	4,253
Asia Pacific	7,107	4,521	6,302
South Korea	623	1,787	1,242
China	3,004	1,101	3,993
Indonesia	--	93	55
Others	3,480	1,540	1,012
Americas	5,491	5,580	7,035
United States	5,389	5,453	6,843
Others	102	127	192
Total	24,826	21,567	24,602

Revenues generated in the region Asia Pacific included kEUR 2,563 and kEUR 31 related to India and Japan respectively, for the business year 2021, presented in others (2020: kEUR 93 and kEUR 1,406, respectively). Revenues generated in the region EMEA included kEUR 1,931 and kEUR 21 related to Spain and Russia respectively, for the business year 2021, presented in others (2020: kEUR 644 and kEUR 1,322, respectively).

NON-CURRENT ASSETS BY GEOGRAPHICAL REGION

	December 31,
	2021	2020

	(€ in thousands)
EMEA	19,279	19,730
Germany	19,279	19,730
Asia Pacific	1,343	1,609
Americas	4,089	3,751
United States	4,089	3,751
Total	24,711	25,090